Organization and Principal Activities - Financial Information of Company's VIEs (Detail) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entities Not Consolidated [Line Items]
Intercompany Service Fee Charges	¥ 233,868	¥ 426,886	¥ 600,999